Schedule of Investments(a)
January 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.76%
Aerospace & Defense–2.61%
Leonardo S.p.A. (Italy)	4,640,100	$80,988,591
Automotive Parts & Equipment–1.13%
Dana, Inc.	2,588,268	35,096,914
Coal & Consumable Fuels–0.93%
Cameco Corp. (Canada)(b)	605,544	28,914,726
Communications Equipment–3.23%
Lumentum Holdings, Inc.(b)(c)	1,826,737	100,360,931
Construction & Engineering–3.63%
AECOM	657,126	57,951,942
MasTec, Inc.(b)(c)	833,700	54,749,079
		112,701,021
Construction Machinery & Heavy Transportation Equipment– 1.42%
Oshkosh Corp.	400,646	44,111,125
Copper–2.25%
Freeport-McMoRan, Inc.	1,764,900	70,048,881
Diversified Banks–2.10%
U.S. Bancorp	1,571,400	65,275,956
Diversified Chemicals–1.38%
Huntsman Corp.	1,753,600	43,033,344
Diversified Metals & Mining–1.92%
Teck Resources Ltd., Class B (Canada)	1,494,200	59,782,942
Electric Utilities–2.56%
NRG Energy, Inc.	1,500,600	79,591,824
Electrical Components & Equipment–2.89%
Vertiv Holdings Co., Class A	1,594,714	89,830,240
Electronic Components–2.88%
Coherent Corp.(b)(c)	1,881,600	89,451,264
Electronic Manufacturing Services–1.60%
Flex Ltd.(c)	2,100,723	49,871,164
Food Distributors–3.57%
Performance Food Group Co.(c)	777,954	56,541,697
US Foods Holding Corp.(c)	1,180,816	54,329,344
		110,871,041
Gold–1.72%
Agnico Eagle Mines Ltd. (Canada)	1,084,670	53,322,377
Health Care Distributors–1.87%
Henry Schein, Inc.(b)(c)	775,400	58,030,936
Health Care Facilities–1.14%
Universal Health Services, Inc., Class B	222,510	35,336,813
Health Care Services–0.49%
Fresenius Medical Care AG (Germany)	390,600	15,096,534
Shares		Value
Hotels, Resorts & Cruise Lines–3.78%
Expedia Group, Inc.(c)	680,300	$100,908,899
Travel + Leisure Co.	409,632	16,557,325
		117,466,224
Household Products–1.90%
Spectrum Brands Holdings, Inc.(b)	749,671	58,939,134
Human Resource & Employment Services–0.88%
ManpowerGroup, Inc.	368,004	27,283,817
Independent Power Producers & Energy Traders–2.17%
Vistra Corp.	1,645,400	67,510,762
Insurance Brokers–2.14%
Willis Towers Watson PLC	270,300	66,574,890
Integrated Oil & Gas–1.52%
Cenovus Energy, Inc. (Canada)(b)	2,916,500	47,188,970
Investment Banking & Brokerage–1.61%
Goldman Sachs Group, Inc. (The)	130,500	50,113,305
Life Sciences Tools & Services–2.73%
Avantor, Inc.(c)	3,686,000	84,741,140
Managed Health Care–5.16%
Centene Corp.(c)	1,388,221	104,546,923
Molina Healthcare, Inc.(b)(c)	156,500	55,782,860
		160,329,783
Oil & Gas Exploration & Production–8.41%
APA Corp.	1,572,100	49,253,893
ARC Resources Ltd. (Canada)	4,277,200	66,427,116
EQT Corp.	1,025,200	36,292,080
Murphy Oil Corp.	655,700	25,375,590
Ovintiv, Inc.	902,100	38,267,082
Southwestern Energy Co.(c)	7,081,300	45,674,385
		261,290,146
Oil & Gas Refining & Marketing–1.58%
Phillips 66	341,400	49,267,434
Oil & Gas Storage & Transportation–1.79%
New Fortress Energy, Inc.(b)	1,670,950	55,525,668
Paper & Plastic Packaging Products & Materials–0.88%
Sealed Air Corp.	789,900	27,291,045
Regional Banks–8.81%
Huntington Bancshares, Inc.	6,408,899	81,585,284
Pinnacle Financial Partners, Inc.	817,100	72,215,298
Webster Financial Corp.	1,199,132	59,333,052
Western Alliance Bancorporation	950,900	60,819,564
		273,953,198
Research & Consulting Services–4.17%
Jacobs Solutions, Inc.	460,100	62,007,677
KBR, Inc.	1,298,100	67,643,991
		129,651,668

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Semiconductor Materials & Equipment–3.12%
Applied Materials, Inc.	90,100	$14,803,430
Lam Research Corp.	22,900	18,896,393
MKS Instruments, Inc.(b)	594,023	63,233,748
		96,933,571
Semiconductors–1.48%
Skyworks Solutions, Inc.	441,900	46,160,874
Silver–0.85%
Pan American Silver Corp. (Canada)	1,966,572	26,588,053
Trading Companies & Distributors–3.50%
Air Lease Corp., Class A	1,333,400	55,749,454
WESCO International, Inc.	305,000	52,923,600
		108,673,054
Transaction & Payment Processing Services–2.96%
Fidelity National Information Services, Inc.	1,476,600	91,933,116
Total Common Stocks & Other Equity Interests (Cost $2,616,588,146)		3,069,132,476
Money Market Funds–2.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)(e)	22,656,180	22,656,180
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.42%(d)(e)	16,043,591	$16,053,217
Invesco Treasury Portfolio, Institutional Class, 5.22%(d)(e)	25,892,777	25,892,777
Total Money Market Funds (Cost $64,598,480)		64,602,174
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.84% (Cost $2,681,186,626)		3,133,734,650
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.14%
Invesco Private Government Fund, 5.29%(d)(e)(f)	36,273,956	36,273,956
Invesco Private Prime Fund, 5.52%(d)(e)(f)	92,329,254	92,393,885
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,669,932)		128,667,841
TOTAL INVESTMENTS IN SECURITIES–104.98% (Cost $2,809,856,558)		3,262,402,491
OTHER ASSETS LESS LIABILITIES—(4.98)%		(154,843,751)
NET ASSETS–100.00%		$3,107,558,740
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2024.
(c)	Non-income producing security.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2024.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$33,035,494	$204,463,378	$(214,842,692)	$-	$-	$22,656,180	$814,846
Invesco Liquid Assets Portfolio, Institutional Class	23,460,147	146,045,270	(153,459,067)	(467)	7,334	16,053,217	591,615
Invesco Treasury Portfolio, Institutional Class	37,754,851	233,672,433	(245,534,507)	-	-	25,892,777	929,677
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	28,820,789	502,561,578	(495,108,411)	-	-	36,273,956	1,483,391*
Invesco Private Prime Fund	69,737,895	1,039,092,408	(1,016,494,284)	(569)	58,435	92,393,885	3,927,688*
Total	$192,809,176	$2,125,835,067	$(2,125,438,961)	$(1,036)	$65,769	$193,270,015	$7,747,217

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/20/2024	Royal Bank of Canada	EUR	93,175,372	USD	102,343,922	$1,573,889

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,973,047,351	$96,085,125	$—	$3,069,132,476
Money Market Funds	64,602,174	128,667,841	—	193,270,015
Total Investments in Securities	3,037,649,525	224,752,966	—	3,262,402,491
Other Investments - Assets*
Forward Foreign Currency Contracts	—	1,573,889	—	1,573,889
Total Investments	$3,037,649,525	$226,326,855	$—	$3,263,976,380

*	Unrealized appreciation.
Invesco Value Opportunities Fund